Share-Based Compensation (Tables)	9 Months Ended
Sep. 30, 2024
Share-Based Payment Arrangement [Abstract]
Summary of Aggregate Share-based Compensation Expense
A summary of the Company’s aggregate share-based compensation expense is shown below. Substantially all share-based compensation expense is included in general and administrative expense (income) on the condensed consolidated statements of operations.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Incentive Units	$9,830	$(6,933)	$82,402	$(24,434)
Restricted Share Units	1,794	—	1,794	—

Total share-based compensation expense (income)	$11,624	$(6,933)	$84,196	$(24,434)

Schedule of Incentive Units Granted and Fair Value
The Incentive Units were estimated using a Monte Carlo Simulation with the following inputs to determine the modification date fair value:

Share price at 7/1/2024	$22.96
Expected life (in years)	1.5
Risk-free interest rate	4.8%
Dividend yield	0%
Volatility	40% - 225%
Marketability discount	11% - 32%

Incentive Units granted during the period were estimated using a Monte Carlo Simulation with the following inputs at each of the following grant dates:

	7/1/2024	7/18/2024
Share price	$22.96	$28.45
Expected life (in years)	1.5	2.0
Risk-free interest rate	4.8%	4.4%
Dividend yield	0%	0%
Volatility	40% - 225%	40% - 132%
Marketability discount	11% - 32%	12% - 30%

Summary of Incentive Units Activity
A summary of Incentive Units activity during the nine months ended September 30, 2024 is shown in the following table:

	Incentive Units	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2023 (1)	9,992	$3,590
Granted	20,620	3,576
Forfeited	(1,011)	3,457

Outstanding at September 30, 2024 (2)	29,601	$5,059

(1)
Prior to the Division, incentive units outstanding at December 31, 2023 were the NDB Incentive Units. The per unit amount reflected is the weighted average fair value per unit as of the measurement date as required for liability accounting.

(2)
The units outstanding as of September 30, 2024 reflect the effects of the Division and only include the Incentive Units. The grant date fair value per unit amount includes the modification date weighted average per unit fair value of $7,959 per unit.

Summary of RSU Activity
A summary of RSU activity during the nine months ended September 30, 2024 is shown in the following table:

	RSUs	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2023	—	$—
Granted	768,211	31.23
Forfeited	(23,325)	31.16
Vested	—	—

Outstanding at September 30, 2024	744,886	$31.23